    As filed with the Securities and Exchange Commission on March 25, 2011

                                                            File Nos. 333-46453
                                                                      811-08657

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]
                       Pre-Effective Amendment No.                 [_]
                      Post-Effective Amendment No. 22              [X]

                                    and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                             Amendment No. 23                          [X]
                       (Check appropriate box or boxes)

                          PIONEER EQUITY INCOME FUND
              (Exact Name of Registrant as Specified in Charter)

                 60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (617) 742-7825

           Terrence J. Cullen, Secretary, Pioneer Equity Income Fund
                 60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

       [X]immediately upon filing pursuant to paragraph (b)
       [_]on [date] pursuant to paragraph (b)
       [_]60 days after filing pursuant to paragraph (a)(1)
       [_]on [date] pursuant to paragraph (a)(1)
       [_]75 days after filing pursuant to paragraph (a)(2)
       [_]on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

       [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 25th day of March, 2011.

                                                  PIONEER EQUITY INCOME FUND

                                             By:  /s/ Daniel K. Kingsbury
                                                  ------------------------------
                                                  Daniel K. Kingsbury
                                                  Executive Vice President

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on March 25, 2011:

Signature                                      Title
---------                -------------------------------------------------

  John F. Cogan, Jr.*    Chairman of the Board, President (Principal
------------------------   Executive Officer) and Trustee
  John F. Cogan, Jr.

   Mark E. Bradley*      Treasurer (Principal Financial and Accounting
------------------------   Officer)
    Mark E. Bradley

    David R. Bock*       Trustee
------------------------
     David R. Bock

     Mary K. Bush*       Trustee
------------------------
     Mary K. Bush

 Benjamin M. Friedman*   Trustee
------------------------
 Benjamin M. Friedman

Margaret B. W. Graham*   Trustee
------------------------
 Margaret B. W. Graham

/s/ Daniel K. Kingsbury  Executive Vice President and Trustee
------------------------
  Daniel K. Kingsbury

   Thomas J. Perna*      Trustee
------------------------
    Thomas J. Perna

 Marguerite A. Piret*    Trustee
------------------------
  Marguerite A. Piret

   Stephen K. West*      Trustee
------------------------
    Stephen K. West

*By: /s/ Daniel K. Kingsbury  Dated: March 25, 2011
-----------------------------
    Daniel K. Kingsbury
      Attorney-in-Fact

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                                 EXHIBIT INDEX

           Exhibit No. Description
           ----------- ----------------------------------------------

           EX-101.INS  XBRL Instance Document

           EX-101.SCH  XBRL Taxonomy Extension Schema Document

           EX-101.CAL  XBRL Taxonomy Extension Calculation Linkbase

           EX-101.DEF  XBRL Taxonomy Extension Definition Linkbase

           EX-101.LAB  XBRL Taxonomy Extension Labels Linkbase

           EX-101.PRE  XBRL Taxonomy Extension Presentation Linkbase